Intangible Assets - Changes in Intangible Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	₩ 912,821	₩ 894,937
Amortization	(430,906)	(422,693)
Disposals	(721)	(1,396)
Impairment loss	(82)	(1,809)	₩ (138)
Reversal of impairment loss	348	35
Transfer from construction-in-progress	449	(3,218)
Effect of movements in exchange rates	4,638	(25,568)
Ending balance	987,642	912,821	894,937
Internally developed [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	372,835	336,207
External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	128,260	136,326
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	3,836,290	3,408,991
Ending balance	4,344,102	3,836,290	3,408,991
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(2,911,684)	(2,504,043)
Ending balance	(3,344,939)	(2,911,684)	(2,504,043)
Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(11,785)	(10,011)
Ending balance	(11,521)	(11,785)	(10,011)
Intellectual property rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	246,966	286,266
Amortization	(43,437)	(42,195)
Disposals		(4)
Effect of movements in exchange rates	1,896	(19,847)
Ending balance	230,021	246,966	286,266
Intellectual property rights [member] | External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	24,596	22,746
Intellectual property rights [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	895,721	904,664
Ending balance	926,969	895,721	904,664
Intellectual property rights [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(648,755)	(618,398)
Ending balance	(696,948)	(648,755)	(618,398)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	161,490	145,772
Amortization	(80,159)	(78,939)
Transfer from construction-in-progress	95,028	98,989
Effect of movements in exchange rates	1,240	(4,332)
Ending balance	177,599	161,490	145,772
Software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	898,278	806,835
Ending balance	992,139	898,278	806,835
Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(736,788)	(661,063)
Ending balance	(814,540)	(736,788)	(661,063)
Memberships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	43,200	41,553
Disposals	(721)	(1,392)
Impairment loss	(82)	(1,809)
Reversal of impairment loss	348	35
Transfer from construction-in-progress	449
Effect of movements in exchange rates	1	(6)
Ending balance	46,039	43,200	41,553
Memberships [member] | External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	2,844	4,819
Memberships [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	54,985	51,564
Ending balance	57,560	54,985	51,564
Memberships [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(11,785)	(10,011)
Ending balance	(11,521)	(11,785)	(10,011)
Development costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	296,760	256,340
Amortization	(302,685)	(295,787)
Ending balance	366,910	296,760	256,340
Development costs [member] | Internally developed [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	372,835	336,207
Development costs [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,769,998	1,433,791
Ending balance	2,142,832	1,769,998	1,433,791
Development costs [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(1,473,238)	(1,177,451)
Ending balance	(1,775,922)	(1,473,238)	(1,177,451)
Construction-in-progress (software) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	30,933	18,738
Transfer from construction-in-progress	(95,028)	(98,989)
Effect of movements in exchange rates	238	2,423
Ending balance	36,963	30,933	18,738
Construction-in-progress (software) [member] | External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	100,820	108,761
Construction-in-progress (software) [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	30,933	18,738
Ending balance	36,963	30,933	18,738
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	27,839	32,498
Amortization	(3,517)	(4,659)
Ending balance	24,322	27,839	32,498
Customer relationships [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	59,176	59,176
Ending balance	59,176	59,176	59,176
Customer relationships [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(31,337)	(26,678)
Ending balance	(34,854)	(31,337)	(26,678)
Technology [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	2,584	3,692
Amortization	(1,107)	(1,108)
Ending balance	1,477	2,584	3,692
Technology [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	11,074	11,074
Ending balance	11,075	11,074	11,074
Technology [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(8,490)	(7,382)
Ending balance	(9,598)	(8,490)	(7,382)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	103,048	110,072
Transfer from construction-in-progress		(3,218)
Effect of movements in exchange rates	1,263	(3,806)
Ending balance	104,311	103,048	110,072
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	103,048	110,072
Ending balance	104,311	103,048	110,072
Others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1	6
Amortization	(1)	(5)
Ending balance		1	6
Others [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	13,077	13,077
Ending balance	13,077	13,077	13,077
Others [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(13,076)	(13,071)
Ending balance	₩ (13,077)	₩ (13,076)	₩ (13,071)